Equity (Weighted Average Assumptions Used to Determine Fair Value of Stock Options) (Details) - Stock Options	12 Months Ended
	Dec. 31, 2015 $ / shares	Dec. 31, 2014 $ / shares	Dec. 31, 2013 $ / shares
Equity - Stock-based Compensation Plans [Line Items]
Dividend yield	2.72%	2.18%	2.13%
Risk-free rate of return, Minimum	0.20%	0.12%	0.16%
Risk-free rate of return, Maximum	3.04%	5.07%	3.89%
Expected volatility	32.56%	33.26%	32.98%
Exercise multiple	1.44	1.45	1.51
Post-vesting termination rate	2.73%	2.93%	3.16%
Contractual term (years)	10 years	10 years	10 years
Expected life (years)	7 years	6 years	7 years
Weighted average exercise price of stock options granted	$ 51.39	$ 50.53	$ 35.96
Weighted average fair value of stock options granted	$ 13.29	$ 13.84	$ 9.88